Fair Value Measurements - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended										9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Sep. 28, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Credit Agreement USD ($)	Dec. 31, 2012 Credit Agreement USD ($)	Dec. 31, 2011 Credit Agreement USD ($)	Sep. 30, 2013 Receivables Securitization USD ($)	Dec. 31, 2012 Receivables Securitization USD ($)	Sep. 30, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)	Sep. 30, 2013 ECP 2012 Contingent Payment USD ($)	Sep. 30, 2013 ECP 2012 Contingent Payment GBP (£)	Dec. 31, 2011 ECP 2012 Contingent Payment GBP (£)	Dec. 31, 2011 ECP 2013 Contingent Payment Draco Portion GBP (£)
Fair Value Measurements
Maximum payment under contingent consideration agreement																	£ 25,000,000	£ 27,000,000
Losses related to contingent consideration obligations outstanding at period-end	(700,000)	(900,000)	(2,800,000)	(500,000)	1,500,000
Borrowings under credit agreement, carrying value									974,600,000	901,400,000
Borrowings under receivable securitization facility, carrying value					80,000,000	77,300,000						80,000,000
Business Acquisition Contingent Consideration Liabilities Payments Made			38,349,000	600,000	3,100,000										33,900,000	22,400,000
Business Acquisition Contingent Consideration Liabilities Other Settlements															3,900,000	2,600,000
Debt and Capital Lease Obligations	1,312,055,000		1,312,055,000		1,118,478,000		956,076,000	644,200,000	974,600,000		10,000,000	80,000,000	600,000,000	0
Long-term Debt, Fair Value													$ 560,000,000